Shareholder Report, Line Graph (Details) 74200009800_Franklin Real Estate Securities Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 15,258	$ 12,922	$ 13,474	$ 16,140	$ 14,378	$ 10,954	$ 11,742	$ 10,068	$ 10,318	$ 10,000	$ 17,221
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
MSCI US IMI Real Estate 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI US IMI Real Estate 25/50 Index
Accumulated Value	$ 16,398	$ 14,155	$ 14,197	$ 16,956	$ 15,716	$ 11,591	$ 12,737	$ 10,729	$ 10,780	$ 10,000	$ 18,587